PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,	December 31,
	2023	2022
Prepaid R&D costs	$447,979	$383,390
Prepaid insurance	401,972	508,084
Prepaid expense	8,500	8,500
Deferred offering costs (note 18)	32,583	—
Total	$891,034	$899,974
Less: Short-term portion	(591,034)	(516,584)
Long-term portion	$300,000	$383,390